TAXATION - Enterprise income tax ("EIT") (Details) $ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Minimum
TAXATION
Profit to qualify for tax rate | ¥						¥ 1.0
Hong Kong
TAXATION
payments of dividends by the Company		$ 0
Hong Kong | First 2,000,000 Hong Kong Dollar ("HKD") of profits
TAXATION
Tax rate (as a percent)	8.25%	8.25%	8.25%
Profit to qualify for tax rate		$ 2,000
Hong Kong | Above 2,000,000 Hong Kong Dollar ("HKD") of profits
TAXATION
Tax rate (as a percent)	16.50%	16.50%	16.50%
Profit to qualify for tax rate		$ 2,000
PRC
TAXATION
Tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential corporate income tax rate						20
Withholding tax rate (as a percent)	10.00%	10.00%	10.00%
PRC | Assessable Taxable Profit Less Than 1 Million
TAXATION
Preferential corporate income tax rate	5	5	5	5	2.5
PRC | Taxable profits between RMB1.0 million and RMB3.0 million
TAXATION
Preferential corporate income tax rate	5	5	5	5	5
PRC | Maximum | Assessable Taxable Profit Less Than 1 Million
TAXATION
Exemption range in taxable profits						87.50%
Profit to qualify for tax rate | ¥			¥ 1.0	¥ 1.0	¥ 1.0	¥ 1.0
PRC | Maximum | Taxable profits between RMB1.0 million and RMB3.0 million
TAXATION
Exemption range in taxable profits						75.00%
Profit to qualify for tax rate | ¥			3.0	3.0	3.0	¥ 3.0
PRC | Minimum | Assessable Taxable Profit Less Than 1 Million
TAXATION
Exemption range in taxable profits						75.00%
PRC | Minimum | Taxable profits between RMB1.0 million and RMB3.0 million
TAXATION
Exemption range in taxable profits						50.00%
Profit to qualify for tax rate | ¥			¥ 1.0	¥ 1.0	¥ 1.0	¥ 1.0
Cayman Islands
TAXATION
payments of dividends by the Company	$ 0
British Virgin Islands
TAXATION
payments of dividends by the Company	$ 0
Singapore
TAXATION
Tax rate (as a percent)	17.00%	17.00%	17.00%